Note 9 - Debt, Credit Facility and Leases - Debt Summary (Details) $ in Thousands, $ in Millions	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 09, 2020 CAD ($)
Debt Instrument [Line Items]
Less: current debt		$ 0	$ (33,617)
Senior Notes [Member]
Debt Instrument [Line Items]
Principal			531,525
Unamortized discount/premium and issuance costs			(2,724)
Total debt			528,801
Less: current debt			(33,617)
Long-term debt			495,184
Senior Notes [Member] | The 2028 Senior Notes [Member]
Debt Instrument [Line Items]
Principal	$ 263,000	263,000	475,000
Unamortized discount/premium and issuance costs	(927)	(1,053)	(2,816)
Total debt		261,947	472,184
Less: current debt			0
Long-term debt	$ 262,073	$ 261,947	472,184
Senior Notes [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Principal			23,000
Total debt			23,000
Less: current debt			0
Long-term debt			23,000
Senior Notes [Member] | IQ Notes [Member]
Debt Instrument [Line Items]
Principal			33,525
Unamortized discount/premium and issuance costs			92
Total debt			33,617
Less: current debt			(33,617)
Long-term debt			$ 0	$ 48.2